Document and Entity Information	3 Months Ended
	Sep. 30, 2012	Oct. 31, 2012 Common Stock	Oct. 31, 2012 Class B Common Stock	Oct. 31, 2012 Class C Common Stock	Oct. 31, 2012 Preferred Stock Class A
Entity Registrant Name	Fonar Corporation
Entity Central Index Key	0000355019
Document Type	10-Q
Document Period End Date	Sep. 30, 2012
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		5,931,262	158	382,513	313,438
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2013
Amendment Description	Adding XBRL files